Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant judgments, estimates and assumptions
3. Significant judgments, estimates and assumptions
The preparation of these consolidated financial statements requires the management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
Judgments
a) Revenue
Judgment is required to determine the appropriate accounting for the license and collaboration agreement with Ultragenyx Pharmaceutical, Inc. (“Ultragenyx”). Management has determined that the upfront proceeds from the license and collaboration agreement represent proceeds from the Company’s ordinary business activities and, therefore, represent revenue within the scope of IFRS 15, Revenue from Contracts with Customers. Judgment is also required to determine the portion of the carrying amount of the intangible asset to derecognize, relative to the value retained, as a result of the license and collaboration agreement with Ultragenyx.
b) Impairment of intangible assets and property, plant and equipment
An assessment was made in respect of indicators of impairment in the carrying value of the Company’s intangible assets (see Note 14), right-of-use
assets, leasehold improvements, office equipment and IT equipment as at December 31, 2022.
If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs to sell and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is recognized as an impairment in the consolidated statement of comprehensive (loss)/income. The assessment of intangible assets involves a number of significant judgments regarding the likelihood of successful product approval, the costs of attaining approval, the estimated useful life of intangible assets following commercialization and the subsequent commercial profitability of the product once approved.
c) Incremental borrowing rate and lease modification
Future lease payments are discounted using the interest rate implicit in the lease, or, if that rate cannot be readily determined, the incremental borrowing rate. IFRS 16 (Leases) defines the incremental borrowing rate as the rate of interest a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use
assets in a similar economic
environment.
The incremental borrowing rate for the current lease portfolio was determined based on relevant and available information as the interest rate implicit in the lease arrangements cannot be readily determined.

In addition to the determination of an appropriate discount rate, the Company was also required to assess the lease term for qualifying leases. The determination of the lease term is judgmental as for certain qualifying leases held by the Company, the contract includes an extension option beyond the non-cancellable
period for which the Company has the right to use the underlying asset. In applying this judgment, the Company considered the period over which it was reasonably certain to make use of the extension option.
In August 2020, a lease for office space was modified to reduce the size of the office space leased. At the time of this lease modification, judgment was applied in determining the new lease term and remeasuring the lease liability by discounting the revised lease payments using a revised incremental borrowing rate. The lease expired in August 2022.
d) Identification and classification of financial instruments
On June 3, 2020, the Company completed a private placement transaction (Note 19) which comprised the issue of ordinary shares, Loan Notes and Warrants. Judgment is applied under IAS 32 (Financial instruments: Presentation) in determining the features of the identified financial instruments on both the transaction date and the date of the general meeting at which Resolutions relating to the private placement were voted on by the Shareholders, to determine the appropriate recognition in accordance with IAS 32. In applying this judgment, management considered the probability of passing the Resolutions at the general meeting and the likelihood of a change of control prior to the passing of the Resolutions, which impact the settlement terms of the financial instruments, and the classification of the financial instruments as liabilities or equity. Management concluded that a change of control event was uncertain and outside of the Company’s control, and therefore the conversion feature on the Loan Notes at the transaction date represented a financial liability with an embedded derivative for the conversion option. On the passing of the Resolutions, judgment was applied to determine that the effective terms of the Loans Notes changed and the embedded derivative financial liability representing the conversion option was reclassified to equity at its fair value, with no associated gain or loss recognized in profit or loss.
Estimates and assumptions
a) Deferred consideration
Deferred consideration represents contingent cash consideration and is recognized as a provision at each balance sheet date, to the extent its amount is quantifiable at the inception of the arrangement (see Note 18). The amount provided is based on estimates regarding the timing and progress of the related research and development activities (see Note 24).
Deferred consideration in the form of shares is recognized as a share-based payment when it is probable that shares will be transferred.
b) Fair value of financial instruments
As part of the private placement transaction (
see
Note 19), the Company performed a valuation of the fair value of the identified financial instruments including the embedded derivative and the warrants on the transaction date and the general meeting date. For qualifying financial instruments, the fair value is reassessed at each balance sheet date. Specific consideration was applied to the estimation of implied share price on the transaction date, the volatility, credit spread and discount rate (see Note 24).
c) Contingent consideration
The Company makes a provision for the estimated fair value of amounts payable to the former shareholders of Mereo BioPharma 5, Inc. under the Contingent Value Rights Agreement (“CVR”), which is accounted for as a contingent consideration liability.

At December 31, 2022, the Company estimates the fair value of the contingent consideration liability to be £nil (2021: nil). Total potential payments under the CVR on a gross, undiscounted basis, are approximately £58.6 million ($80.0 million).
The estimated contingent consideration payable is based on a risk-adjusted, probability-based scenario. Under this approach the likelihood of future payments being made to the former shareholders of Mereo BioPharma 5, Inc. under the CVR is considered. The estimate could materially change over time in line with the development plan and potential subsequent commercialization of the product.